Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	Apr. 28, 2012		Apr. 30, 2011	May 01, 2010
Federal statutory income tax rate	35.00%		35.00%	35.00%
State income taxes, net of federal income tax benefit	4.40%		4.80%	3.80%
Additions to unrecognized tax benefits	(1.00%)		(2.50%)	11.20%
Reductions to unrecognized tax benefits	0.70%		1.30%	(31.80%)
Excess 162(m) limitation	(9.30%)	[1]
Other, net	(1.10%)		1.10%	0.40%
Effective income tax rate	28.70%		39.70%	18.60%

[1]	Relates to 162(m) compensation in excess of limitation for the current year and prior year.